Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total operating expenses			$ 29,436	$ 25,161	$ 19,169	$ 11,691	$ 6,360	$ 9,032	$ 14,113	$ 10,200			$ 85,457	$ 39,705
Loss from operations	$ (5,652)		(29,436)	(25,161)	(19,169)	(11,691)	(6,360)	(9,032)	(14,113)	(10,200)	$ (13,032)	$ (30,860)	(85,457)	(39,705)	$ (18,882)
Net loss	$ (5,599)	$ (7,038)	$ (28,890)	$ (24,448)	$ (18,332)	$ (11,069)	$ (5,757)	$ (8,407)	$ (13,591)	$ (9,859)	$ (12,637)	$ (29,401)	$ (82,739)	$ (37,614)	$ (33,778)
Net loss per share, basic and diluted	$ (0.15)		$ (0.79)	$ (0.68)	$ (0.51)	$ (0.38)	$ (0.21)	$ (0.30)	$ (0.48)	$ (0.46)	$ (0.35)	$ (0.91)	$ (2.41)	$ (1.42)	$ (8.42)